Cash and cash equivalents and borrowings (Details) - Exinfrastructure project [Member] - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024
Short and long term borrowing ex infrastructure project [Line Items]
Borrowings excluding infrastructure project companies	€ 2,810	€ 2,889
Corporate bonds and debentures [Member]
Short and long term borrowing ex infrastructure project [Line Items]
Borrowings excluding infrastructure project companies	2,653	2,292
Euro commercial paper [Member]
Short and long term borrowing ex infrastructure project [Line Items]
Borrowings excluding infrastructure project companies	50	249
Corporate liquidity lines [Member]
Short and long term borrowing ex infrastructure project [Line Items]
Borrowings excluding infrastructure project companies	60	312
Other borrowings [Member]
Short and long term borrowing ex infrastructure project [Line Items]
Borrowings excluding infrastructure project companies	47	36
Long-term borrowings [member]
Short and long term borrowing ex infrastructure project [Line Items]
Borrowings excluding infrastructure project companies	1,923	1,836
Long-term borrowings [member] | Corporate bonds and debentures [Member]
Short and long term borrowing ex infrastructure project [Line Items]
Borrowings excluding infrastructure project companies	1,844	1,773
Long-term borrowings [member] | Euro commercial paper [Member]
Short and long term borrowing ex infrastructure project [Line Items]
Borrowings excluding infrastructure project companies	0	0
Long-term borrowings [member] | Corporate liquidity lines [Member]
Short and long term borrowing ex infrastructure project [Line Items]
Borrowings excluding infrastructure project companies	60	60
Long-term borrowings [member] | Other borrowings [Member]
Short and long term borrowing ex infrastructure project [Line Items]
Borrowings excluding infrastructure project companies	19	3
Short-term borrowings [member]
Short and long term borrowing ex infrastructure project [Line Items]
Borrowings excluding infrastructure project companies	887	1,052
Short-term borrowings [member] | Corporate bonds and debentures [Member]
Short and long term borrowing ex infrastructure project [Line Items]
Borrowings excluding infrastructure project companies	809	518
Short-term borrowings [member] | Euro commercial paper [Member]
Short and long term borrowing ex infrastructure project [Line Items]
Borrowings excluding infrastructure project companies	50	249
Short-term borrowings [member] | Corporate liquidity lines [Member]
Short and long term borrowing ex infrastructure project [Line Items]
Borrowings excluding infrastructure project companies	0	252
Short-term borrowings [member] | Other borrowings [Member]
Short and long term borrowing ex infrastructure project [Line Items]
Borrowings excluding infrastructure project companies	€ 28	€ 33